Consolidated Statements of Equity (Parenthetical Information) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash dividends paid per share	$ 0.80	$ 0.80	$ 0.60